Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the year ended December 31, 2014 and 2013 follows:

	December 31,	December 31,
	2014	2013
Statutory federal income tax rate	35%	35%
Permanent items	(12)%	(12)%
State income taxes, net of federal taxes	4%	4%
Change in valuation allowance	(29)%	(30)%
Tax credits claimed	1%	2%
Other	1%	1%

Effective income tax rate	0%	0%

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,	December 31,
	2014	2013
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$187	$298
Deferred revenues	—	—

Current deferred tax assets	187	298
Valuation allowances	(187)	(298)

Net current deferred tax assets	—	—

Net operating loss carryforwards	22,332	19,224
Stock based compensation	3,359	2,987
Research and development tax credit	1,842	1,627
Other	72	51

Non-current deferred tax assets	27,605	23,889
Valuation allowances	(27,582)	(23,884)

Net non-current deferred tax assets	23	5
Non-current deferred tax liabilities	(23)	(5)

Net deferred tax assets	—	—

Summary of Components of Provision for Income Taxes	The components of the provision for income taxes were as follows:

	December 31, 2014	December 31, 2013
Current	$—	$—
Deferred	—	—

Total	$—	$—